Trade and Other Receivables (Narrative) (Details)	6 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Power financial hedge of Talasol Project	Power financial hedge in respect of approximately 80% of the output of the Talasol Project for a period of 10 years.